Subsequent Events - Additional Information (Detail) - Subsequent Event $ in Thousands	Aug. 19, 2016 USD ($) shares
Subsequent Event [Line Items]
Stock issued during period	5,983,251
Warrants to purchase common stock, shares	1,380,745
Aggregate proceeds from issuance of common stock | $	$ 13,750
Common Stock
Subsequent Event [Line Items]
Stock issued during period	4,602,506